Prepayments and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Other Assets [Abstract]
Prepayments and Other Current Assets

9.Prepayments and other current assets

The prepayments and other current assets consist of the following:

	As of December 31,
	2020	2021
	US$	US$
Prepayments for products procurement (a)	2,902,347	478,804
Prepayments for service procurement (b)	210,863	24,496
Prepaid online platform promotion fees (c)	644,564	751,753
Deposits (d)	1,350,613	677,504
Value-added tax (“VAT”) recoverable (e)	2,761,299	3,045,005
Employee advances (f)	13,676	98,440
Rental prepayments	278,364	—
Sales return assets	463,361	164,762
Others (g)	575,151	282,089
Total	9,200,238	5,522,853
(a)	Prepayments for products procurement represent cash prepaid to the Group’s third party brand partners for the procurement of products.
(b)	Prepayments for service procurement represent cash prepaid to the Group’s third party suppliers for the procurement of services in connection with the Group’s service revenue. These services have not been rendered and will be provided within one year from the respective balance sheet dates.
(c)	Prepaid promotion fees represent prepayments made to online platforms for future services to promote the Group’s products through online advertising. Such online platforms charge monthly expenses based on activities during the month, and once confirmed by the Group, the monthly expenses will be deducted from the prepayments made by the Group.
(d)	Deposits mainly consists security deposits to list the Group’s products in the third party online platforms, and to secure timely supplies from the Group’s future purchases.
(e)	Value-added tax recoverable represented the balances that the Group can utilize to deduct its value-added tax liabilities within the next 12 months.
(f)	As of December 31, 2020 and 2021, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.
(g)	Others mainly represent prepayments made by the Group to certain of its logistic and other service providers.

For the years ended December 31, 2019, 2020 and 2021, provision for bad debt expenses were US$0, US$0 and US$2,355,898, respectively.